Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	90,000,000	51,200,000
Common Stock, shares issued (in shares)	47,303,394	46,898,782
Common Stock, shares outstanding (in shares)	47,303,394	46,898,782